Derivative Instruments (Pre-Tax Income (Loss) Effects Of Cash Flow Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Gain (loss) reclassified into net income from OCI that were terminated or de-designated			$ 2		$ (7)
Cash Flow Hedges
Derivative [Line Items]
Gain (loss) reclassified into net income from OCI that were terminated or de-designated	49	[1]	3	[2]	(19)	[2]
Gain (loss) recognized in OCI	1,683		204		(560)
Gain (loss) reclassified into net income (loss) from OCI	1		13	[3]	(1)	[4]
Cash Flow Hedges | Interest Rate Swaps Hedging Assets | Net Investment Income
Derivative [Line Items]
Gain (loss) reclassified into net income from OCI that were terminated or de-designated					(19)	[2]
Gain (loss) recognized in OCI	1,642		206		(516)
Gain (loss) reclassified into net income (loss) from OCI	27		15	[3]	13	[4]
Cash Flow Hedges | Interest Rate Swaps Hedging Assets | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) reclassified into net income (loss) from OCI	2		2	[3]	(6)	[4]
Cash Flow Hedges | Interest Rate Swaps Hedging Assets | Gain Or Loss Recognized In Net Income | Net Investment Income
Derivative [Line Items]
Gain (loss) reclassified into net income from OCI that were terminated or de-designated	49	[1]	3	[2]
Cash Flow Hedges | Interest Rate Swaps Hedging Liabilities | Interest Expense
Derivative [Line Items]
Gain (loss) recognized in OCI			(3)
Gain (loss) reclassified into net income (loss) from OCI	2		2	[3]	3	[4]
Cash Flow Hedges | Forward Bond Purchase Commitments | Net Investment Income
Derivative [Line Items]
Gain (loss) recognized in OCI	47
Cash Flow Hedges | Inflation Indexed Swaps | Net Investment Income
Derivative [Line Items]
Gain (loss) recognized in OCI	(10)		(12)		(35)
Gain (loss) reclassified into net income (loss) from OCI	(25)
Cash Flow Hedges | Foreign Currency Swaps | Net Investment Gains (Losses)
Derivative [Line Items]
Gain (loss) reclassified into net income (loss) from OCI					(1)	[4]
Cash Flow Hedges | Foreign Currency Swaps | Interest Expense
Derivative [Line Items]
Gain (loss) recognized in OCI	4		13		(9)
Gain (loss) reclassified into net income (loss) from OCI	$ (5)		$ (6)	[3]	$ (10)	[4]

[1]	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.
[2]	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.
[3]	Amounts included $2 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).
[4]	Amounts included $7 million of losses reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).